Offerings - Offering: 1	Sep. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Benchmark 2025-V17, Commercial Mortgage Pass-Through Certificates, Series 2025-V17
Amount Registered | shares	548,800,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 548,800,000
Amount of Registration Fee	$ 84,021.28
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee.